Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at each reporting period.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At June 30, 2021, there were 8,050,000 Public Warrants and 2,811,250 Private Placement Warrants outstanding.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$81,059,308	$81,055,288

Liabilities:
Warrant Liability – Public Warrants	1	7,647,500	5,635,000
Warrant Liability – Private Warrants	3	5,144,588	3,398,095

The Company established the initial fair value for the Warrants on December 13, 2019, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model for the Public Warrants and a modified Black-Scholes model for the Private Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one ordinary share and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of common shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to common shares subject to possible redemption, and common shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

Subsequently, the Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of June 30, 2021 and December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market. The fair value of the Private Warrants as of June 30, 2021 and December 31, 2020 is classified as Level 3 due to the use of unobservable inputs. As such, the classification of warrant liabilities for public and private warrants remain consistent for all reporting periods from December 31, 2019 through the June 30, 2021 as Level 1 and Level 2, respectively.

The following table presents the changes in the fair value of warrant liabilities at June 30, 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$3,398,095	$5,635,000	$9,033,095
Change in valuation inputs or other assumptions	1,746,493	2,012,500	3,758,993
Fair value as of June 30, 2021	$5,144,588	$7,647,500	$12,792,088

NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$81,055,288	$80,536,183

Liabilities:
Warrant Liability – Public Warrants	1	5,635,000	6,476,686
Warrant Liability – Private Warrants	2	3,398,095	2,601,480

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

Initial Measurement

The Company established the initial fair value for the Warrants on December 13, 2019, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model for the Public Warrants and a modified Black-Scholes model for the Private Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of common stock and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of common shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to common shares subject to possible redemption, and common shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model for the Public Warrants were as follows at initial measurement:

Input	December 13, 2019 (Initial Measurement)
Risk-free interest rate	0.85%
Expected term (years)	1.5 to 6.5
Expected volatility	15%
Exercise price	$11.50

The key inputs into the modified Black-Scholes model for the Private Warrants were as follows at initial measurement:

Input	December 13, 2019 (Initial Measurement)
Risk-free interest rate	0.85%
Expected term (years)	6.5
Expected volatility	15%
Exercise price	$11.50

On December 13, 2019, the fair value of the Private Warrants and Public Warrants were determined to be $0.91 and $0.77 per warrant for aggregate values of $2.3 million and $5.4 million, respectively. On December 18, 2019, the overallotment date, the fair value of the Private Warrants and Public Warrants were determined to be $0.91 and $0.77 per warrant for aggregate values of $0.3 million and $0.4 million, respectively.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2019 is classified as Level 1 due to the use of an observable market quote in an active market. The fair value of the Private Warrants as of December 31, 2019 is classified as Level 2 due to the use of a observable market quote in an active market for a similar instrument.

As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $3.4 million and $5.6 million, respectively.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value –	$—	$—	$—
Initial measurement on December 13, 2019 (Initial Public Offering)	2,349,781	5,420,671	7,770,452
Measurement on December 18, 2019 (Over-Allotment)	215,587	813,101	1,028,688
Change in valuation inputs or other assumptions	36,112	242,914	279,026
Fair value as of December 31, 2019	$2,601,480	$6,476,686	$9,078,166
Change in valuation inputs or other assumptions	796,615	(841,686)	(45,071)
Fair value as of December 31, 2020	$3,398,095	$5,635,000	$9,033,095

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $6,233,772 during the period from December 13, 2019 through December 31, 2019.

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.